Summary of Exposures to Significant Interest Rate Benchmarks Subject to LIBOR Reform (Parenthetical) (Details) - CDOR [member] - Maturing After Twenty Eight June Two Thousand And Twenty Four [Member] - CAD ($)
$ in Billions
	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Banks Exposure To Financial Instruments Referencing CDOR [Line Items]
Non-derivative financial assets	$ 17	$ 11
Non-derivative financial liabilities	12	13
Demand Loans With No Specific Maturity [member]
Disclosure Of Banks Exposure To Financial Instruments Referencing CDOR [Line Items]
Carrying amount demand deposits	7	8
Subordinated Notes and Debentures [member]
Disclosure Of Banks Exposure To Financial Instruments Referencing CDOR [Line Items]
Non-derivative financial liabilities	7	9
Loans [member]
Disclosure Of Banks Exposure To Financial Instruments Referencing CDOR [Line Items]
Non-derivative financial assets	9	3
Debt securities at amortized cost [member]
Disclosure Of Banks Exposure To Financial Instruments Referencing CDOR [Line Items]
Non-derivative financial assets	$ 6	$ 5